Fair Value Measurements - Schedule of Key Inputs (Details) - September 2024 Convertible Note [Member]	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input of notes payable	0	4.27
Expected term (years) [Member]
Fair Value Measurements
Measurement input of notes payable	0	4.75
Volatility [Member]
Fair Value Measurements
Measurement input of notes payable	0	113
Stock price [Member]
Fair Value Measurements
Measurement input of notes payable	0	108.8
Market discount rate [Member]
Fair Value Measurements
Measurement input of notes payable	0	8.22